UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04529)

Exact name of registrant as specified in charter: Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (102.6%)(a)

	Rating (RAT)	Principal amount	Value

Michigan (95.9%)
Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s, 3/1/15	Aaa	$1,315,000	$1,439,517
Chippewa Valley, Schools G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF, 5.00%, 5/1/07	Aaa	1,000,000	1,017,680
Clarkston, Cmnty. Schools G.O. Bonds, MBIA, 5s, 5/1/17	Aaa	1,500,000	1,630,695
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds (Dev. Area No. 1), Ser. A, MBIA, 4 3/4s, 7/1/25	Aaa	1,500,000	1,516,710
Detroit, Swr. Disp. Rev. Bonds, Ser. C, FSA, 5s, 7/1/08	Aaa	2,155,000	2,230,468
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.97s, 7/1/33	VMIG1	3,200,000	3,200,000
Detroit, Wtr. Supply Syst. Rev. Bonds (Sr. Lien), Ser. A, MBIA, 5 1/4s, 7/1/19	Aaa	2,480,000	2,678,350
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC, 5 1/4s, 2/1/27	Aaa	3,065,000	3,174,237
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF
5s, 5/1/13	Aaa	1,700,000	1,840,063
5s, 5/1/12	Aaa	1,650,000	1,777,496
Flint, Hosp. Auth. Rev. Bonds (Hurley Med. Ctr.), Ser. A
6s, 7/1/06	Baa3	630,000	632,482
5 3/8s, 7/1/20	Baa3	250,000	249,363
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	675,000	667,184
Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), FGIC, 5s, 5/1/21	Aaa	2,000,000	2,129,380
Grand Rapids, Rev. Bonds (San. Swr. Sys.), MBIA
5s, 1/1/21	Aaa	500,000	535,765
5s, 1/1/20	Aaa	500,000	537,370
Greater Detroit, Resource Recvy. Auth. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 12/13/06	Aaa	2,000,000	2,042,940
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF, 5 1/8s, 5/1/31	AA	2,190,000	2,276,812
Hartland, Cons. School Dist. G.O. Bonds, FGIC, 6s, 5/1/18 (Prerefunded)	Aaa	1,500,000	1,645,170
Huron, School Dist. G.O. Bonds, FSA, 5 5/8s, 5/1/15	Aaa	1,000,000	1,091,110
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, FGIC, 5.244s, 6/1/11	Aaa	7,000,000	7,040,740
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.), Ser. A, MBIA, 5 1/2s, 1/15/16 (Prerefunded)	AAA	1,450,000	1,593,028
Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s, 6/1/20	AAA	1,035,000	1,131,162
Lansing, Board of Wtr. and Lt. Supply Rev. Bonds (Steam & Elec. Util. Syst.), MBIA, 5s, 7/1/14	Aaa	1,500,000	1,632,975
Lincoln, Cons. School Dist. G.O. Bonds, MBIA, 5s, 5/1/20	AAA	1,970,000	2,122,813
Manistee, Area School Dist. G.O. Bonds, FGIC, 5 3/4s, 5/1/19 (Prerefunded)	Aaa	800,000	854,864
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB	1,000,000	1,070,060
(Kalamazoo College), 5s, 12/1/20	A1	250,000	260,283
MI Muni. Board Auth. Rev. Bonds (Drinking Wtr. Revolving Fund), 5s, 10/1/14	Aaa	1,500,000	1,632,960
MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr. Revolving Fund), 5 1/2s, 10/1/18 (Prerefunded)	Aaa	1,000,000	1,076,910
MI State G.O. Bonds (Env. Program), Ser. B, MBIA, 5s, 11/1/14	Aaa	3,135,000	3,419,940
MI State Bldg. Auth. Rev. Bonds
Ser. I, AMBAC, 6 1/2s, 10/1/07	Aaa	5,750,000	6,024,103
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	Aa3	1,780,000	1,791,463
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA, 5 1/4s, 5/15/20 (Prerefunded)	Aaa	2,380,000	2,586,703
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,000,000	1,090,020
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,000,000	1,085,070
(Sparrow Hosp.), 5 1/2s, 11/15/21	A1	650,000	696,157
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,080,270
(Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19	BBB	1,000,000	1,014,730
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	Aaa	1,200,000	1,194,432
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds (Parkway Meadows), FSA
4s, 10/15/12	Aaa	1,085,000	1,108,393
4s, 10/15/11	Aaa	1,045,000	1,071,940
MI State South Central Pwr. Agcy. Rev. Bonds, AMBAC, 5s, 11/1/09	Aaa	2,000,000	2,104,260
MI State Strategic Fund Solid Waste Disp. Rev. Bonds (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	565,873
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow Chemical), 3.8s, 6/1/06	A3	1,250,000	1,250,313
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aaa	1,500,000	1,967,385
(Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22	AAA/P	3,000,000	3,442,320
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	Aaa	1,000,000	1,040,550
MI State U. VRDN, Ser. 00-A, 3.17s, 8/15/30	A-1+	5,000,000	5,000,000
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 7/8s, 7/23/09	B	600,000	595,758
Mount Clemens Cmnty. School Dist. Rev. Bonds (School Bldg. & Site), Q-SBLF, 5 1/2s, 5/1/18 (Prerefunded)	AA	1,350,000	1,481,693
New Haven, Cmnty. Schools G.O. Bonds (School Bldg. & Site), FSA, 5s, 5/1/20	Aaa	2,000,000	2,155,140
Otsego, Pub. School Dist. G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF, 5s, 5/1/27	AAA	1,600,000	1,685,312
Pennfield, School Dist. G.O. Bonds (School Bldg. & Site), FGIC, 5s, 5/1/26	Aaa	1,000,000	1,058,280
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,110,900
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s, 6/1/31	BBB	750,000	808,538
Rochester Cmnty. School Dist. G.O. Bonds, Ser. II, Q-SBLF, 5 1/2s, 5/1/21 (Prerefunded)	Aa2	1,400,000	1,536,570
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF, 5s, 5/1/11	Aa2	1,015,000	1,079,371
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William Beaumont Hosp.), Ser. M, MBIA, 5 1/4s, 11/15/35	Aaa	1,000,000	1,041,860
Southfield, Pub. Schools G.O. Bonds, Ser. B, FSA, 5s, 5/1/14	AAA	2,500,000	2,727,025
St. Clair Cnty., G.O. Bonds, AMBAC, 5s, 4/1/21	AAA	1,000,000	1,064,150
Warren Cons. School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/12	Aa2	1,370,000	1,465,695
Wayland, Unified School Dist. Rev. Bonds, FGIC, Q-SBLF, 8s, 5/1/10	Aaa	2,000,000	2,252,300
Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 6s, 6/1/08	Aaa	2,405,000	2,467,314
West Bloomfield, School Dist. G.O. Bonds (School Bldg. & Site)
MBIA, 5 5/8s, 5/1/16 (Prerefunded)	Aaa	1,000,000	1,097,510
FSA, 5s, 5/1/24	Aaa	1,325,000	1,405,984
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	Aaa	1,120,000	1,186,976
Western Township Util. G.O. Bonds, MBIA, 5 1/4s, 1/1/07	Aaa	1,000,000	1,014,760
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,099,220

Ypsilanti, School Dist. G.O. Bonds, FGIC, 5 3/8s, 5/1/26 (Prerefunded)	Aaa	1,240,000	1,268,024
Zeeland, Pub. Schools G.O. Bonds (School Bldg. & Site), MBIA, 5s, 5/1/27	Aaa	1,425,000	1,506,020
			121,370,909

Puerto Rico (6.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	650,000	669,435
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s, 7/1/26 (Prerefunded)	Aaa	2,500,000	2,716,625
PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH, FSA, 5 1/4s, 7/1/29	Aaa	3,000,000	3,223,530
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,522,990
PR Muni. Fin. Agcy. Ser. A, 5s, 8/1/10	Baa2	250,000	262,278
			8,394,858

TOTAL INVESTMENTS

Total investments (cost $125,823,758) (b)			$129,765,767

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to receive quarterly the notional amount multiplied by 3.693%
and pay quarterly the notional amount multiplied by the U.S. Bond
Market Association Municipal Swap Index.	$2,500,000	3/21/16	$14,522

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by 3.99% and receive quarterly the notional amount multiplied by the US Bond Market Association
Municipal Swap Index.	1,000,000	5/11/16	(16,301)

Total			$(1,779)

NOTES

(a) Percentages indicated are based on net assets of $126,530,589.

(RAT) The Moody's, Standard & Poor's and Fitch's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $125,823,757, resulting in gross unrealized appreciation and depreciation of $4,192,986 and $250,976, respectively, or net unrealized appreciation of $3,942,010.

At February 28, 2006, liquid assets totaling $5,866,323 have been designated as collateral for open forward commitments.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentration greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	12.8%

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

MBIA	22.2%
FSA	21.4
FGIC	19.5
AMBAC	12.2

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006